Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Expense

	2018	2017	2016
	RMB	RMB	RMB
Current taxes	34,983	23,835	19,762
Deferred taxes (Note 32)	7,807	(7,539)	(3,994)

	42,790	16,296	15,768

Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group

The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group is as follows:

	2018	2017	2016
	RMB	RMB	RMB
Profit before income tax expense	115,206	53,089	45,140

Tax calculated at a tax rate of 25%	28,802	13,272	11,285
Tax return true-up	554	1,275	1,887
Effect of income taxes from international operations in excess of taxes at the PRC statutory tax rate	4,414	693	1,797
Effect of preferential tax rate	(3,855)	(5,058)	(2,418)
Tax effect of income not subject to tax	(3,278)	(3,401)	(4,935)
Tax effect of expenses not deductible for tax purposes	8,278	5,018	1,155
Tax effect of temporary differences and losses unrecognized as deferred tax assets	7,875	4,497	6,997

Income tax expense	42,790	16,296	15,768